Cover Page	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2025
Entity Registrant Name	ADVANSIX INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37774
Entity Tax Identification Number	81-2525089
Entity Address, Address Line One	300 Kimball Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	526-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ASIX
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001673985